Cover Page	12 Months Ended
Dec. 31, 2019 shares
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	WPP plc
Entity Central Index Key	0000806968
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,328,167,813
Entity Address, Country	GB
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Accounting Standard	International Financial Reporting Standards as issued by the International Accounting Standards Board
Ordinary shares [member]
Entity Information [Line Items]
Trading Symbol	WPP
Title of 12(b) Security	Ordinary Shares of 10p each
Security Exchange Name	NONE
American depositary shares [member]
Entity Information [Line Items]
Trading Symbol	WPP
Title of 12(b) Security	American Depositary Shares, each representing five Ordinary Shares (ADSs)
Security Exchange Name	NYSE